Share-based compensation - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 10, 2017	Aug. 31, 2017	Jul. 31, 2017	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan					5,000,000		3,000,000
Remaining shares left for issuance under this plan					2,952,896	1,253,635
Total unrecognized compensation costs relating to unvested share-based compensation awards					$ 4,178,000	$ 14,527,000
Expected to be recognized over a weighted average period						19 months
Share-based compensation expenses					$ 10,400,000	$ 6,228,000	$ 3,928,000
Transaction Fees [Member] | Vessels [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction fees capitalized to vessels						2,262,000	6,317,000	$ 9,506,000
Arrangement Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Arrangement fees capitalized to deferred financing fees						1,872,000	7,598,000	8,627,000
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Total fair value of shares vested					$ 880,000	$ 827,000	1,028,000
Total fair value of shares cancelled					$ 121,000		$ 82,000
Granted, stock units					107,270	56,861	51,368
Weighted average grant date fair value					$ 8.97	$ 15.48	$ 18.39
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Outstanding phantom share units vested and available for exchange					587,001	537,001
Granted, stock units					90,000	60,000	100,000
Weighted average grant date fair value					$ 6.85	$ 18.84	$ 18.24
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Retention requirement description					restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.
Granted, stock units					88,293	528,232	38,142
Weighted average grant date fair value					$ 5.93	$ 16.57	$ 20.21
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses					$ 0	$ 600,000	$ 600,000
Chief Executive Officer | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock units				479,714
Chief Executive Officer | Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock units				786,147
Weighted average grant date fair value				$ 10.23
Class A Common Shares [Member] | Transaction Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction fees settled in Class A common shares						2,231,000	3,159,000	$ 4,753,000
Class A Common Shares [Member] | Arrangement Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction fees settled in Class A common shares						$ 3,799,000	$ 4,314,000
Class A Common Shares [Member] | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued to CEO			200,000
Class A Common Shares [Member] | Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses					$ 6,920,000
Common shares granted			1,000,000
Purchase of common shares by chairman		1,000,000
Common shares purchased, price per share		$ 6.00
Class A Common Shares [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Termination fee paid	$ 6,250,000
Termination fee paid, shares	945,537